NUVEEN LARGE CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED AUGUST 1, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013, AS SUPPLEMENTED JUNE 24, 2013

1.	The section “Fund Summaries—Nuveen Large Cap Select Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.11)%	(0.11)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	2.05%	1.05%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through October 31, 2015 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 1.30%, 2.05% and 1.05% for Class A, Class C and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s board of directors.

2.	The section “Fund Summaries—Nuveen Large Cap Select Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$700	$208	$107	$700	$208	$107
3 Years	$972	$651	$343	$972	$651	$343
5 Years	$1,279	$1,136	$614	$1,279	$1,136	$614
10 Years	$2,148	$2,473	$1,386	$2,148	$2,473	$1,386

3.	The section “Fund Summaries—Nuveen Small Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R3	Class I
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.41%	0.42%	0.41%	0.42%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.57%	2.33%	1.82%	1.33%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.11)%	(0.12)%	(0.11)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.46%	2.21%	1.71%	1.21%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
3	Other Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4	The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through February 28, 2015 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 1.45%, 2.20%, 1.70% and 1.20% for Class A, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund’s board of directors.

4.	The section “Fund Summaries—Nuveen Small Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond February 28, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$715	$224	$174	$123	$715	$224	$174	$123
3 Years	$1,026	$709	$555	$402	$1,026	$709	$555	$402
5 Years	$1,365	$1,228	$969	$710	$1,365	$1,228	$969	$710
10 Years	$2,321	$2,651	$2,123	$1,585	$2,321	$2,651	$2,123	$1,585